As filed with the Securities and Exchange Commission on June 5, 2014
File No. 333-02381/811-07589

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 129	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 130	[X]

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Edward P. Macdonald, Esquire
Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[_]	on (Date) pursuant to paragraph (b) of Rule 485
[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]	on (Date) pursuant to paragraph (a)(1) of Rule 485
[_]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_]	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, Commonwealth of Pennsylvania, on the 5th day of June 2014.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and	June 5, 2014
James E. Davey	Chief Executive Officer

/s/ Mark A. Annoni	Controller & Treasurer	June 5, 2014
Mark A. Annoni	(Chief Accounting Officer & Chief Financial Officer)

*	Director	June 5, 2014
Lynn S. Birdsong

*	Chairman of the Board	June 5, 2014
Robert M. Gavin, Jr.	and Director

*	Director	June 5, 2014
Duane E. Hill

*	Director	June 5, 2014
Sandra S. Jaffee

*	Director	June 5, 2014
William P. Johnston

*	Director	June 5, 2014
Phillip O. Peterson

*	Director	June 5, 2014
Lemma W. Senbet

*	Director	June 5, 2014
Lowndes A. Smith

/s/ Edward P. Macdonald		June 5, 2014
* By Edward P. Macdonald Attorney-in-fact

* Pursuant to Power of Attorney dated February 5, 2014 (incorporated by reference to Post-Effective Amendment No. 123 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2014)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document